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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 14, 2001.

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [X];  Amendment Number:
     This Amendment (Check only one):       [ ]   is a restatement.
                                            [X]   adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             Attractor Investment Management Inc.
Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

      /s/ HARVEY ALLISON
----------------------------------   Burlingame, California      August 14, 2001

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        32

Form 13F Information Table Value Total:                  $770,485
                                                      (thousands)

List of Other Included Managers:                              None




















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                                                    FORM 13F INFORMATION TABLE


                                                                                                             VOTING AUTHORITY
                                                                                                        --------------------------
                                 TITLE                VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER
       NAME OF ISSUER           OF CLASS    CUSIP    X($1000)  PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------------  --------  ---------  --------  --------  ----  ----  ---------- --------  --------  ------   ------
Akami Technology                 COM      00971T101    11280      95000   SH            SOLE      N/A        11280

AmericaOnline, Inc.              COM      02364J104    10785     204700   SH            SOLE      N/A       204700

Ariba Inc.                       COM      04033V104     6373      65000   SH            SOLE      N/A        65000

Brocade Communication Systems    COM      111621108     3670      20000   SH            SOLE      N/A        20000

Critical Path, Inc.              COM      22674V100    41254     707475   SH            SOLE      N/A       707475

CrossWorlds Software Inc.        COM      22769P109     1598      88176   SH            SOLE      N/A        88176

Digital Island, Inc.             COM      25385N101    30093      61881   SH            SOLE      N/A       618881

E*Trade Group, Inc.              COM      269246104    10821     655800   SH            SOLE      N/A       655800

eBay, Inc.                       COM      278642103    15946     293600   SH            SOLE      N/A       293600

Homegrocer.com                   COM      43740K100     3619     600000   SH            SOLE      N/A       600000

Homestore.com, Inc.              COM      437852106    15980     547500   SH            SOLE      N/A       547500

Internet Pictures Corporation    COM      45839N101    17594    1163208   SH            SOLE      N/A      1163208

intraware, inc.                  COM      46118M103    14876     926127   SH            SOLE      N/A       926127

Juniper Networks Inc.            COM      48203R104     5823      40000   SH            SOLE      N/A        40000

Kana Communications              COM      483600102    45020     727600   SH            SOLE      N/A       727600

Keynote Systems, Inc.            COM      493308100    16053     227500   SH            SOLE      N/A       227500

Marimba, Inc.                    COM      56781Q109      836      60000   SH            SOLE      N/A        60000

Netzero, Inc.                    COM      64122R109     8736    1674000   SH            SOLE      N/A      1674000

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
                                                                                                             VOTING AUTHORITY
                                                                                                        --------------------------
                                 TITLE                VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER
       NAME OF ISSUER           OF CLASS    CUSIP    X($1000)  PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------------  --------  ---------  --------  --------  ----  ----  ---------- --------  --------  ------   ------
Nextcard, Inc.                   COM      65332K107     1480     174104   SH            SOLE      N/A       174104

Nuance Communications            COM      669967101    16047     192611   SH            SOLE      N/A       192611

1-800 Contacts Inc.              COM      681977104     3290      70000   SH            SOLE      N/A        70000

1-800-Flowers.com Inc.           COM      68243Q106     2204     430000   SH            SOLE      N/A       430000

Oni Systems Corp.                COM      68273F103    49225     420000   SH            SOLE      N/A       420000

Software Technologies Corp.      COM      834040107      384      12500   SH            SOLE      N/A        12500

StorageNetworks, Inc.            COM      86211E103    18050     200000   SH            SOLE      N/A       200000

Tickets.com, Inc.                COM      88633M101     7613    2235251   SH            SOLE      N/A      2235251

Verisign, Inc.                   COM      92343E102   130240     737900   SH            SOLE      N/A       737900

Versata, Inc.                    COM      925298101    40205    1096552   SH            SOLE      N/A      1096552

Verticalnet, Inc.                COM      92532L107     5171     140000   SH            SOLE      N/A       140000

Vignette Corporation             COM      926734104   179807    3456796   SH            SOLE      N/A      3456796

Yahoo, Inc.                      COM      984332106    47728     385292   SH            SOLE      N/A       385292

ZDNet                            COM      989511209     8684     964900   SH            SOLE      N/A       964900



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